Shareholder Report, Line Graph (Details) - USD ($)						6 Months Ended	8 Months Ended		12 Months Ended	14 Months Ended	16 Months Ended	20 Months Ended		24 Months Ended	26 Months Ended	28 Months Ended	32 Months Ended		36 Months Ended	38 Months Ended	40 Months Ended	44 Months Ended		48 Months Ended	50 Months Ended	52 Months Ended	56 Months Ended		60 Months Ended	62 Months Ended	64 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Feb. 24, 2020	Feb. 28, 2019	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000216485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value			$ 9,450				$ 8,230					$ 10,166					$ 9,184					$ 8,876					$ 11,197					$ 12,332
C000216484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value			10,000				8,737					10,842					9,833					9,543					12,088					13,375
C000216483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					$ 10,000				$ 10,866					$ 12,522					$ 12,161					$ 15,021					$ 14,095					$ 17,501		$ 15,848	$ 15,369	$ 19,461	$ 21,503
C000216482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value				$ 10,000				$ 11,167					$ 10,371					$ 12,730					$ 11,406					$ 10,945					$ 13,700		$ 14,979
C000216486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,138				15,299					17,588					17,032					20,990					19,647					24,289		21,951	21,220	26,790	29,530
C000216492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,138				14,562					15,088					14,878					18,454					14,707					23,781		18,698	16,982	22,318	21,273
C000216487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000				10,247					10,533					10,317					12,697					10,041					16,113		12,585	11,353	14,781	13,984
C000216489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000				10,371					10,781					10,673					13,285					10,617					17,233		13,601	12,408	16,334	15,631
C000216491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value					10,000				10,375					10,791					10,698					13,318					10,651					17,310		13,674	12,486	16,451	15,757
C000216488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value			9,450				7,166					11,583					9,111					8,270					10,855					10,346
C000221684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value	$ 10,000									$ 11,026					$ 9,520					$ 9,704					$ 11,457					$ 12,575
C000219985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value		$ 10,000									$ 11,514					$ 9,928					$ 10,109					$ 11,926					$ 13,067
C000219987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value		10,000									11,610					10,064					10,319					12,240					13,499
C000219986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value		10,000									11,444					9,835					9,982					11,720					12,797
C000219988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value		9,700									11,224					9,714					9,925					11,752					12,927
C000219998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value		9,700									14,121					11,498					12,083					15,778					18,523
C000219999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value		10,000									14,406					11,639					12,141					15,741					18,333
C000220000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value		10,000									14,601					11,914					12,556					16,447					19,343
C000219997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value		10,000									14,486					11,752					12,308					16,025					18,748
C000221686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value	10,000									13,084					10,627					11,140					14,515					16,990
C000221687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value	10,000									11,656					9,916					10,242					12,551					14,145
C000220003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value		10,000									12,435					10,576					10,920					13,374					15,055
C000220002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value		10,000									12,534					10,728					11,143					13,726					15,546
C000220001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value		10,000									12,364					10,460					10,752					13,109					14,696
C000220005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value		9,700									12,108					10,339					10,711					13,155					14,872
C000220007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value		9,700									13,143					11,101					11,576					14,708					16,936
C000220008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value		10,000									13,404					11,249					11,633					14,664					16,769
C000220010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value		10,000									13,596					11,516					12,030					15,318					17,693
C000220011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value		10,000									13,478					11,357					11,792					14,931					17,135
C000221688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value	10,000									12,430					10,477					10,898					13,807					15,862
FTSE Global Core Infrastructure 50 50 C000216483 Index Net [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,760					12,466					12,103					14,611					13,200					15,974		14,940	14,277	18,218	19,866
MSCI World C000216483 Index Net [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,118					12,423					12,567					14,162					14,780					20,755		16,920	18,693	24,988	30,490
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Infrastructure Category Average
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value			10,000	10,000	15,000		8,443	11,032	16,140			10,217	9,967	18,700			9,556	12,062	18,154			9,131	11,281	21,916			11,652	10,780	19,801			12,706	13,756	23,961	15,001	22,411	21,416	27,327	29,800
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value			10,000	$ 10,000	15,000		9,660	$ 10,863	15,178			13,565	$ 11,337	18,634			11,058	$ 15,919	18,850			12,218	$ 12,978	21,243			16,332	$ 14,338	22,170			19,928	$ 19,167	31,132	$ 23,387	25,379	28,039	37,483	45,735
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000®Index
Accumulated Value	10,000	10,000	10,000		15,000		9,945		15,636	13,567	15,376	14,311		19,386	11,326	12,836	11,947		20,665	12,275	13,912	12,948		23,452	16,922	19,178	17,849		25,832	20,443	23,169	21,564		37,172		31,032	33,633	46,365	56,014
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Nareit All Equity REITs Index
Accumulated Value			10,000		15,000		7,891		16,167			11,501		17,497			9,297		17,810			8,563		22,320			11,482		18,747			11,183		27,321		22,086	20,343	27,277	26,566
CBRE Real Estate Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						CBRE Real Estate Tiered Index
Accumulated Value			10,000		15,000		7,574		16,022			11,292		16,912			9,128		17,198			8,408		21,262			11,274		16,795			10,980		25,040		20,241	18,644	24,999	24,348
MSCI U S REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI U.S. REIT®Index
Accumulated Value			$ 10,000		15,000		$ 7,574		16,022			$ 11,490		16,912			$ 9,332		17,198			$ 8,780		21,262			$ 11,982		16,795			$ 11,940		25,478		20,694	19,470	26,570	26,477
Morningstar Real Estate Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Real Estate Category Average
Russell 3000 C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,424					12,924					13,776					15,635					17,222					24,782		20,688	22,422	30,910	37,343
FTSE Nareit All Equity REITs C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,778					11,665					11,874					14,880					12,498					18,214		14,724	13,562	18,185	17,711
CBRE Real Estate Tiered C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,681					11,275					11,465					14,175					11,197					16,693		13,494	12,430	16,666	16,232
MSCI U S REIT C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,681					$ 11,275					$ 11,465					$ 14,175					$ 11,197					$ 16,986		$ 13,796	$ 12,980	$ 17,713	$ 17,651
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Moderately Conservative Allocation Category Average
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index
Accumulated Value	10,000	10,000								11,136	11,700				9,373	9,848				9,816	10,313				11,736	12,330				13,188	13,857
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE® Index (Net)
Accumulated Value	10,000	10,000								12,548	13,500				9,662	10,395				11,053	11,892				13,592	14,623				16,722	17,992
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000								9,902	9,969				8,349	8,406				8,379	8,436				9,263	9,325				9,833	9,900
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500®Index
Accumulated Value	10,000	10,000								13,383	15,154				11,427	12,939				12,586	14,252				17,371	19,670				21,098	23,890
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Equity Allocation Composite Index
Accumulated Value	10,000	10,000								13,178	14,734				10,971	12,267				12,212	13,654				16,385	18,320				19,992	22,352
Morningstar Global Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Aggressive Allocation Category Average
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Moderate Allocation Category Average
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index
Accumulated Value	10,000	10,000								11,790	12,651				9,899	10,621				10,583	11,355				13,153	14,113				15,198	16,307
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Moderately Aggressive Allocation Category Average
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index
Accumulated Value	$ 10,000	$ 10,000								$ 12,471	$ 13,661				$ 10,432	$ 11,428				$ 11,382	$ 12,468				$ 14,701	$ 16,104				$ 17,459	$ 19,125